Accounts Payable And Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Accounts Payable And Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2024	December 31, 2023
Trade payables	$128,456	$112,767
Accrued liabilities	112,574	117,922
Income taxes payable	10,103	6,399
VAT and other taxes payable	17,311	9,434
	$268,444	$246,522